CIRR-system - Subclassifications of financial information (Details) - SEK (kr) kr in Millions	3 Months Ended						6 Months Ended						12 Months Ended
	Jun. 30, 2018		Mar. 31, 2018		Jun. 30, 2017		Jun. 30, 2018		Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017		Jan. 02, 2018	Dec. 31, 2016
Comprehensive income
Concessionary loans outstanding	kr 745						kr 745		kr 745				kr 754
Administrative compensation for concessionary loans							(1)				kr (1)
Operating result of previous concessionary credit program							(21)				(22)
Interest revenues	1,257		kr 1,056		kr 987		2,313				1,873		3,896
Interest expenses	(911)		(674)		(565)		(1,585)				(1,021)		(2,213)
Net interest revenues	346		382		422		728				852		1,683
Total comprehensive income	244	[1]	178	[1]	125	[1]	422	[1]	422		295	[1]	672	[1]
Financial position
Cash and cash equivalents	5,348	[2]			6,455	[2]	5,348	[2]	5,348	[2]	6,455	[2]	1,231	[2]		kr 7,054
Derivatives	10,795						10,795		10,795				7,803
Other assets	4,317						4,317		4,317				3,556
Prepaid expenses and accrued revenues	2,504						2,504		2,504				2,091
Total assets	293,754						293,754		293,754				264,392
Derivatives	21,001						21,001		21,001				16,480
Accrued expenses and prepaid revenues	2,419						2,419		2,419				2,063
Equity	17,778	[3]			17,197	[3]	17,778	[3]	17,778	[3]	17,197	[3]	17,574	[3]	kr 17,588	kr 17,136
Total liabilities and equity	293,754						293,754		293,754				264,392
CIRR-System
Comprehensive income
Interest revenues	395		338		339		733				671		1,343
Interest expenses	(344)		(316)		(262)		(660)				(526)		(1,115)
Net interest revenues	51		22		77		73				145		228
Interest compensation	19		0		12		19				14		26
Exchange-rate differences	7		2		(3)		9				(4)		(6)
Profit before compensation to SEK	77		24		86		101				155		248
Administrative remuneration to SEK	(38)		(32)		(31)		(70)				(63)		(123)
Operating profit CIRR-system	39		(8)		55		31				92		125
Reimbursement to (-) / from (+) the State	(39)		kr 8		kr (55)		(31)				kr (92)		(125)
Financial position
Cash and cash equivalents	(54)						(54)		(54)				10
Loans	64,865						64,865		64,865				49,124
Derivatives	1,647						1,647		1,647				522
Other assets	3,091						3,091		3,091				3,472
Prepaid expenses and accrued revenues	485						485		485				364
Total assets	70,034						70,034		70,034				53,492
Liabilities	65,045						65,045		65,045				49,252
Derivatives	4,542						4,542		4,542				3,789
Accrued expenses and prepaid revenues	447						447		447				451
Total liabilities and equity	70,034						70,034		70,034				53,492
Committed undisbursed loans	56,758						56,758		56,758				69,166
Binding offers	kr 1,315						kr 1,315		kr 1,315				kr 628

[1]	The entire profit is attributable to the shareholder of the Parent Company
[2]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.
[3]	The entire equity is attributable to the shareholder of the Parent Company.